Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Comprehensive Income
Net profit for the year	£ 1,788	£ 1,632	£ 1,471
Items that will not be reclassified to profit or loss:
Actuarial gains/(losses) on defined benefit pension schemes	(75)	164	321
Tax on items that will not be reclassified to profit or loss	19	(43)	(48)
Total items that will not be reclassified to profit or loss	(56)	121	273
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(285)	427	223
Fair value movements on cash flow hedges	29	(18)	10
Transfer to profit from cash flow hedge reserve	18	(17)	(9)
Tax on items that may be reclassified to profit or loss	(12)	8	(1)
Total items that may be reclassified to profit or loss	(250)	400	223
Other comprehensive income/(loss) for the year	(306)	521	496
Total comprehensive income for the year	1,482	2,153	1,967
Attributable to:
Shareholders	1,475	2,155	1,967
Non-controlling interests	7	(2)
Total comprehensive income for the year	£ 1,482	£ 2,153	£ 1,967